Registration No.	2-84199
			811-3762

SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

Form N 1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No.    23

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X] Amendment No.    24

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices) (Zip Code)

(800) 451-2010
(Registrant's Telephone Number, including Area Code)

Christina T. Sydor
Smith Barney Aggressive Growth Fund Inc.
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)

Continuous
(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:


[  ]	immediately upon filing pursuant to
	Rule 485(b)
[XXX]	on December 20, 1999 pursuant to Rule
	485(b)
[  ]	60 days after filing pursuant to paragraph
(a)(1) of Rule 485(a)
[  ]	On (date) pursuant to paragraph (a)(1) of
	Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
	of Rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box

[  ] 	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities being Registered: Common Stock

PART A

 [LOGO OF SMITH BARNEY]


PROSPECTUS


Aggressive
Growth
Fund Inc.

Class A, B, L and Y Shares
------------------------------------------------------
December 20, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Aggressive Growth Fund Inc.

                   Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   6
Management..................................................................   6
Choosing a class of shares to buy...........................................   8
Comparing the fund's classes................................................   9
Sales charge................................................................  10
More about deferred sales charges...........................................  12
Buying shares...............................................................  13
Exchanging shares...........................................................  14
Redeeming shares............................................................  16
Other things to know about share transactions...............................  18
Smith Barney 401(k) and ExecChoice(TM) program..............................  20
Distributions, dividends and taxes..........................................  21
Share price.................................................................  22
Financial highlights........................................................  23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks capital appreciation.

Principal Investment Strategies
Key investments The fund invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which com-prise the S&P 500 Index. The fund may invest in the securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.

Selection process The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the fund acquires their stocks. When evaluating an individual stock, the manager considers whether the company may benefit from:

 .new technologies, products or services

 .new cost reducing measures

 .changes in management

 .favorable changes in government regulations

Aggressive Growth Fund Inc.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Stock prices decline generally
 .Small or medium capitalization companies fall out of favor with investors
 .The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 .A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus only on large capitalization companies, the fund's share price may be more volatile because the fund also invests a signif-icant portion of its assets in small and medium capitalization companies.

Compared to large capitalization companies, small and medium capitalization companies are likely to have:

 .More limited product lines
 .Fewer capital resources
 .More limited management depth

Further, securities of small and medium capitalization companies are more likely to:

 .Experience sharper swings in market values
 .Be harder to sell at times and at prices the manager believes appropriate .Offer greater potential for gains and losses

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking to participate in the long-term growth potential of small and medium capitalization companies
 .Currently have exposure to the stocks commonly held by large capitalization and value oriented mutual funds and wish to broaden your investment portfolio .Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with more lim-ited track records

                                                       Smith Barney Mutual Funds

Risk return bar chart
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class A shares for each of the past 10 calendar years. Class B, L and Y shares would have different per-formance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                  [BAR GRAPH]

41.37%  (5.97)%  42.30%  2.03%  21.10%  (1.65)%  35.73%  2.72%  28.44%  35.08%
-----    ----    ----    ----   ----     ----     ----   ----   ----     ----
89        90      91      92     93       94      95      96     97       98

                        Calendar year ended December 31




Quarterly returns:

Highest: 37.54% in 4th quarter 1998; Lowest: (25.47)% in 3rd quarter 1990 Year to date: 26.95% through 9/30/99

Risk return table

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Russell 2500 Growth Index (the "Russell Index"), a broad-based unmanaged index of stocks of small to medium capitalization companies. This table assumes impo-sition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and divi-dends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1998

Class          1 year 5 years 10 years Since inception Inception date
 A             28.33% 17.71%   18.11%       15.21%        10/24/83
 B             29.00% 17.89%      n/a       19.31%         11/6/92
 L             31.75% 17.81%      n/a       20.45%         5/13/93
 Y             35.61%    n/a      n/a       21.55%+       10/12/95
Russell Index   3.10% 12.41%   13.69%       12.27%        12/31/85

+ Performance begins 1/30/96 (for explanation see footnote 2 and following text to Financial highlights, Class Y shares on page 25)

Aggressive Growth Fund Inc.

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)   Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                   5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a
% of the lower of net asset value at
purchase or redemption)                      None*   5.00%   1.00%    None

                         Annual fund operating expenses
(expenses deducted from fund assets)        Class A Class B Class L Class Y
Management fee                               0.80%   0.80%   0.80%   0.80%
Distribution and service (12b-1) fees        0.25%   1.00%   1.00%    None
Other expenses                               0.13%   0.20%   0.14%   0.02%
                                             -----   -----   -----   -----
Total annual fund operating expenses         1.18%   2.00%   1.94%   0.82%
                                             =====   =====   =====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $614   $856   $1,117   $1,860
Class B (redemption at end of period)   $703   $927   $1,178   $2,116
Class B (no redemption)                 $203   $627   $1,078   $2,116
Class L (redemption at end of period)   $395   $703   $1,137   $2,342
Class L (no redemption)                 $295   $703   $1,137   $2,342
Class Y (with or without redemption)    $ 84   $262   $  455   $1,014

                                                       Smith Barney Mutual Funds

 More on the fund's investments

Foreign investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risk associated with investing in foreign securities directly. For-eign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 Management

Manager The fund's investment adviser and administrator (the manager) is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manag-er's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and con-sumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to con-sumer and corporate customers around the world.

Richard Freeman, investment officer of SSB Citi Fund Management LLC and manag-ing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since its inception in October 1983. Mr. Freeman has 16 years of experience with the manager or its predecessors.

Management fees During the fiscal year ended August 31, 1999, the manager received a management fee and administrative fee equal to 0.60% and 0.20%, respectively, of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Aggressive Growth Fund Inc.

Distribution plans The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and serv-ice fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

Year 2000 issue Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long term invest-ors.

You may buy shares from:
 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Aggressive Growth Fund Inc.

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                         Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1% on pur-  Up to 5%    1% if you   None
                         chases of   charged     redeem
                         $500,000 or when you    within 1
                         more if you redeem      year of
                         redeem      shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1% of aver- 1% of aver- None
service fees             average     age daily   age daily
                         daily net   net assets  net assets
                         assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charge

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Aggressive Growth Fund Inc.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st  2nd 3rd 4th 5th 6th through 8th
Deferred sales charge    5%  4%  3%  2%  1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                                             Shares issued:
At initial                              Shares issued:     Upon exchange from
purchase                                On reinvestment of another Smith
                                        dividends and      Barney
                                        distributions      mutual fund
Eight years after the date of purchase  In same proportion On the date the that the number of shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a divi-
                                        dend)

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

Aggressive Growth Fund Inc.

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

                 You should contact your Salomon Smith Barney Financial Con-
     Through a   sultant or dealer representative to open a brokerage account
 Salomon Smith   and make arrangements to buy shares.
        Barney
     Financial
 Consultant or
        dealer
representative

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
                 Qualified retirement plans and certain other investors who
   Through the   are clients of the selling group are eligible to buy shares
   fund's sub-   directly from the fund.
      transfer
    agent

                 .Write the sub-transfer agent at the following address:
                      Smith Barney Aggressive Growth Fund Inc.
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 02940-9699

                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application
                 .For more information, call the transfer agent at 1-800-451-
                   2010

                                                       Smith Barney Mutual Funds

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
     plan        Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.
                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.
                 .You must meet the minimum investment amount for each fund.

                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Aggressive Growth Fund Inc.

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the following page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                      Smith Barney Aggressive Growth Fund Inc.
                      (Specify class of shares)

                      c/o PFPC Global Fund Services

                      P.O. Box 9699

                      Providence, RI 0290-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

Aggressive Growth Fund Inc.

  By telephone
                 If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis. To qualify you
         plans   must own shares of the fund with a value of at least $10,000
                 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Aggressive Growth Fund Inc.

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

                                                       Smith Barney Mutual Funds

 Smith Barney 401(k) and ExecChoiceTM programs

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's invest-ments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .Class A shares may be purchased by plans investing at least $1 million.

 .Class L shares may be purchased by plans investing less than $1 million. Class
  L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the fol-lowing circumstances:

  If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

  If the account was opened before June 21, 1996 and $500,000 in the aggre-gate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each Decem-ber 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Aggressive Growth Fund Inc.

 Distributions, dividends and taxes

Dividends The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gain. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status
Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year
Long-term capital gain distributions   Long-term capital gain
Short-term capital gain distributions  Ordinary income
Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain dis-tribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus applica-ble sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices or quota-tions are not readily available, or when the value of a security has been mate-rially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accor-dance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Aggressive Growth Fund Inc.

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended August 31:

                           1999(/1/)      1998       1997      1996       1995
-------------------------------------------------------------------------------
 Net asset value,
 beginning of year         $  33.78   $  41.80   $  28.76  $  33.53   $  26.76
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss          (0.48)     (0.42)     (0.33)    (0.31)     (0.34)
 Net realized and
 unrealized gain (loss)       35.31      (5.64)     14.18     (2.09)      8.48
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                   34.83      (6.06)     13.85     (2.40)      8.14
-------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains           (0.88)     (1.96)     (0.81)    (2.37)     (1.37)
-------------------------------------------------------------------------------
 Total distributions          (0.88)     (1.96)     (0.81)    (2.37)     (1.37)
-------------------------------------------------------------------------------
 Net asset value, end of
 year                      $  67.73   $  33.78   $  41.80  $  28.76   $  33.53
-------------------------------------------------------------------------------
 Total return                104.42%    (15.16)%    49.11%    (7.44)%    31.95%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                   $690,142   $296,376   $333,877  $252,531   $292,402
-------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      1.18%      1.21%      1.21%     1.30%      1.37%
 Net investment loss          (0.89)     (0.97)     (0.93)    (0.97)     (1.05)
-------------------------------------------------------------------------------
 Portfolio turnover rate          8%         7%         6%       13%        44%
-------------------------------------------------------------------------------

(/1/)Per share amounts have been calculated using the monthly average shares method.


                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended August 31:

                           1999(/1/)      1998       1997      1996      1995
------------------------------------------------------------------------------
 Net asset value,
 beginning of year         $  32.12   $  40.17   $  27.88  $  32.82   $ 26.42
------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss          (0.87)     (0.66)     (0.56)    (0.53)    (0.33)
 Net realized and
 unrealized gain (loss)       33.45      (5.43)     13.66     (2.04)     8.10
------------------------------------------------------------------------------
 Total income (loss) from
 operations                   32.58      (6.09)     13.10     (2.57)     7.77
------------------------------------------------------------------------------
 Less distributions from:
 Realized gains               (0.88)     (1.96)     (0.81)    (2.37)    (1.37)
------------------------------------------------------------------------------
 Total distributions          (0.88)     (1.96)     (0.81)    (2.37)    (1.37)
------------------------------------------------------------------------------
 Net asset value, end of
 year                      $  63.82   $  32.12     $ 40.17 $  27.88   $ 32.82
------------------------------------------------------------------------------
 Total return+               102.78%    (15.90)%    47.94%    (8.16)%   30.93%
------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                   $470,141   $185,808   $197,559  $136,322   $97,438
------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                      2.00%      2.02%      2.01%     2.07%     2.12%
 Net investment loss          (1.70)     (1.78)     (1.73)    (1.75)    (1.80)
------------------------------------------------------------------------------
 Portfolio turnover rate          8%         7%         6%       13%       44%
------------------------------------------------------------------------------

+ Total return indicated does not reflect any applicable sales charge.

(/1/Per)share amounts have been calculated using the monthly average shares method.

 For a Class L share of capital stock outstanding throughout each year ended August 31:

                             1999(/1/)  1998(/2/)     1997     1996   1995(/3/)
-------------------------------------------------------------------------------
 Net asset value, beginning
 of year                     $  32.19    $ 40.22   $ 27.91  $ 32.84    $ 26.42
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment loss            (0.84)     (0.68)    (0.59)   (0.53)     (0.40)
 Net realized and
 unrealized gain (loss)         33.52      (5.39)    13.71    (2.03)      8.19
-------------------------------------------------------------------------------
 Total income (loss) from
 operations                     32.68      (6.07)    13.12    (2.56)      7.79
-------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains             (0.88)     (1.96)    (0.81)   (2.37)     (1.37)
-------------------------------------------------------------------------------
 Total distributions            (0.88)     (1.96)    (0.81)   (2.37)     (1.37)
-------------------------------------------------------------------------------
 Net assets value, end of
 year                        $  63.99    $ 32.19   $ 40.22  $ 27.91    $ 32.84
-------------------------------------------------------------------------------
 Total return+                 102.87%    (15.80)%   47.97%   (8.12)%    31.01%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                     $161,784    $65,312   $77,297  $63,786    $72,324
-------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Expenses                        1.94%      1.97%     1.97%    2.06%      2.12%
 Net investment loss            (1.64)     (1.73)    (1.68)   (1.75)     (1.80)
-------------------------------------------------------------------------------
 Portfolio turnover rate           8%          7%        6%      13%        44%
-------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/)On June 12, 1998, the Class C share were renamed Class L shares.

(/3/)On November 7, 1994, the former Class A shares were renamed Class C shares.

+ Total return does not reflect any applicable sales charges.

Aggressive Growth Fund Inc.

 For a Class Y share of capital stock outstanding throughout each year ended August 31:

                                    1999(/1/)     1998       1997  1996(/2/)
--------------------------------------------------------------------------------
 Net asset value, beginning of
 year                               $  34.13   $ 42.07   $  28.84   $ 31.86
--------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment loss                   (0.29)    (0.25)     (0.16)    (0.12)
 Net realized and unrealized gain
 (loss)                                35.73     (5.73)     14.20     (0.53)
--------------------------------------------------------------------------------
 Total income (loss) from
 operations                            35.44     (5.98)     14.04     (0.65)
--------------------------------------------------------------------------------
 Less distributions from:
 Realized gains                        (0.88)    (1.96)     (0.81)    (2.37)
--------------------------------------------------------------------------------
 Total distributions                   (0.88)    (1.96)     (0.81)    (2.37)
--------------------------------------------------------------------------------
 Net asset value, end of year       $  68.69   $ 34.13   $  42.07   $ 28.84
--------------------------------------------------------------------------------
 Total return                         105.15%   (14.86)%    49.64%   (10.13)%*++
--------------------------------------------------------------------------------
 Net assets, end of year (000)'s    $172,385   $89,675   $158,146   $58,641
--------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                               0.82%    (0.85)%     0.84%     0.84%+
 Net investment loss                   (0.53)    (0.62)     (0.56)    (0.49)+
--------------------------------------------------------------------------------
 Portfolio turnover rate                   8%        7%         6%       13%
--------------------------------------------------------------------------------

(/1/Per)share amounts have been calculated using the monthly average shares method.

(/2/For)the period from October 12, 1995 (inception date) to August 31, 1996.

* Performance for Class Y shares is for the period January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

                                                       Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

[LOGO OF SALOMON SMITH BARNEY]
Aggressive
Growth Fund Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-03762)

FD01060 12/99

[LOGO]  Smith Barney
        Mutual Funds





P R O S P E C T U S

Aggressive

Growth

Fund Inc.


Class Z Shares
-----------------------------------------------
December 20, 1999




The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

AGGRESSIVE GROWTH FUND

                   CONTENTS

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   6
Management..................................................................   7
Buying, selling and exchanging Class Z shares...............................   8
Distributions, dividends and taxes..........................................   9
Share price.................................................................  10
Financial highlights........................................................  11

The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of Salomon Smith Bar-ney Inc. or any of its affiliates.

YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 INVESTMENTS, RISKS AND PERFORMANCE

INVESTMENT OBJECTIVE
The fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
KEY INVESTMENTS The fund invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which com-prise the S&P 500 Index. The fund may invest in the securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.

SELECTION PROCESS The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after the fund acquires their stocks. When evaluating an individual stock, the manager considers whether the company may benefit from:

 . new technologies, products or services

 . new cost reducing measures

 . changes in management

 . favorable changes in government regulations

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors
 . The manager's judgment about the attractiveness, growth prospects or poten-
  tial appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock


Aggressive Growth Fund--Class Z Shares

Compared to mutual funds that focus only on large capitalization companies, the fund's share price may be more volatile because the fund also invests a signif-icant portion of its assets in small and medium capitalization companies.

Compared to large capitalization companies, small and medium capitalization companies are more likely to have:

 . More limited product lines
 . Fewer capital resources
 . More limited management depth

Further, securities of small and medium capitalization companies are more likely to:

 . Experience sharper swings in market values
 . Be harder to sell at times and at prices the manager believes appropriate . Offer greater potential for gains and losses

WHO MAY WANT TO INVEST The fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of small and medium capitalization companies
 . Currently have exposure to the stocks commonly held by large capitalization and value oriented mutual funds and wish to broaden your investment portfolio . Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with more lim-ited track records

                                                       Smith Barney Mutual Funds

RISK RETURN BAR CHART
This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future.

The bar chart shows the performance of the fund's Class Z shares for each of the past 6 calendar years. On November 7, 1994, the former Class C shares were renamed Class Z shares. Performance for the period prior to that date reflects the performance of the Class C shares.

                      TOTAL RETURN FOR CLASS Z SHARES


                                  [BAR CHART]

  93          94          95          96          97          98
------      ------      ------      ------      ------      ------
21.50%      (1.23)%     36.14%       3.10%      28.91%      35.60%

                       Calendar years ended December 31

QUARTERLY RETURNS:

Highest: 37.70% in 4th quarter 1998; Lowest: (12.08)% in 3rd quarter 1998

Year to date: 27.27% through 9/30/99

RISK RETURN TABLE

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of Class Z shares of the fund for the periods shown with that of the Russell 2500 Growth Index (the "Russell Index"), a broad-based unmanaged index of stocks of small to medium capitalization companies. This table assumes reinvestment of distributions and dividends.

                          AVERAGE ANNUAL TOTAL RETURNS
                     CALENDAR YEARS ENDED DECEMBER 31, 1998

               1 YEAR 5 YEARS 10 YEARS SINCE INCEPTION INCEPTION DATE
Class Z        35.60% 19.37%    n/a         20.66%        11/6/92
Russell Index   3.10% 12.41%    n/a         12.72%*         n/a

*Index comparison begins on 11/30/92

Aggressive Growth Fund--Class Z Shares

FEE TABLE
This table sets forth the fees and expenses you will pay if you invest in Class Z shares of the fund.

                         ANNUAL FUND OPERATING EXPENSES

(EXPENSES DEDUCTED FROM FUND ASSETS)
Management fee                        0.80%
Other expenses                        0.02%
                                      -----
Total annual fund operating expenses  0.82%

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 . You invest $10,000 in the fund for the period shown
 . Your investment has a 5% return each year
 . You reinvest all distributions and dividends
 . The fund's operating expenses remain the same

                      NUMBER OF YEARS YOU OWN YOUR SHARES

                                      1 YEAR 3 YEARS 5 YEARS 10 YEARS
Class Z (with or without redemption)   $84    $262    $455    $1,014

                                                       Smith Barney Mutual Funds

 MORE ON THE FUND'S INVESTMENTS

FOREIGN INVESTMENTS The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risk associated with investing in foreign securities directly. For-eign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

DEFENSIVE INVESTING The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Aggressive Growth Fund--Class Z Shares

 MANAGEMENT

MANAGER The fund's investment adviser and administrator (the manager) is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The manag-er's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and con-sumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to con-sumer and corporate customers around the world.

Richard Freeman, investment officer of SSB Citi Fund Management LLC and manag-ing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund's portfolio since its inception in October 1983.
Mr. Freeman has 16 years of experience with the manager or its predecessors.

MANAGEMENT FEES During the fiscal year ended August 31, 1999, the manager received a management fee and administrative fee equal to 0.60% and 0.20%, respectively, of the fund's average daily net assets.

DISTRIBUTOR The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

YEAR 2000 ISSUE Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The cost of addressing the Year 2000 issue, if sub-stantial, could adversely affect companies and governments that issue securi-ties held by the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund, which are limited to requesting and receiving reports from its service providers, or the efforts of its service providers to correct the problem will be successful.

                                                       Smith Barney Mutual Funds

 BUYING, SELLING AND EXCHANGING CLASS Z SHARES

     Through a You may buy, sell or exchange Class Z shares only through a qualified "qualified plan." A qualified plan is a tax-exempt employee
          plan   benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

                 There are no minimum investment requirements for Class Z
                 shares. However, the fund reserves the right to change this policy at any time.
--------------------------------------------------------------------------------
        Buying   Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy
                 Class Z shares at net asset value, without any sales charge.
                 Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted.
                 If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the
                 Smith Barney funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.
--------------------------------------------------------------------------------
       Selling   Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption pro-
                 visions.
--------------------------------------------------------------------------------
    Exchanging   You should consult your qualified plan for information about available exchange options.

Aggressive Growth Fund--Class Z Shares

 DISTRIBUTIONS, DIVIDENDS AND TAXES

An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of par-ticipating in a qualified plan.

DIVIDENDS The fund generally pays dividends and makes capital gain distribu-tions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addi-tional Class Z shares. The fund expects distributions to be primarily from cap-ital gains. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can instruct its Salomon Smith Bar-ney Financial Consultant, dealer representative or the transfer agent to have distributions and/or dividends paid in cash. It can change that choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distribu-tions from the fund.

Dividends and interest received by the fund from investing in foreign securi-ties may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The fund's foreign tax payments will reduce the amount of its dividends and distribution.


                                                  Smith Barney Mutual Funds

 SHARE PRICE

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Addi-tional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market price or quota-tions. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When reliable market prices are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with proce-dures approved by the fund's board. A fund that uses fair value to price secu-rities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when your qualified plan cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your qualified plan before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order with your qualified plan prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Aggressive Growth Fund--Class Z Shares

 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the perfor-mance of Class Z shares of the fund for the past 5 years. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming rein-vestment of all dividends and distributions. The information in the following table was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (avail-able upon request).

 FOR A CLASS Z SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED AUGUST 31:

                                    1999(/1/)     1998    1997    1996  1995(/2/)
---------------------------------------------------------------------------------
 Net asset value, beginning of
 year                               $  34.58    $42.60  $29.20  $33.88    $26.94
---------------------------------------------------------------------------------
 Income (loss) from operations:
 Net investment loss                  (0.30)    (0.28)  (0.20)  (0.20)    (0.34)
 Net realized and unrealized gain
 (loss)                                36.23    (5.78)   14.41  (2.11)      8.65
---------------------------------------------------------------------------------
 Total income (loss) from
 operations                            35.93    (6.06)   14.21   (2.31)     8.31
---------------------------------------------------------------------------------
 Less distributions from:
 Net realized gains                   (0.88)    (1.96)  (0.81)  (2.37)    (1.37)
---------------------------------------------------------------------------------
 Total distributions                  (0.88)    (1.96)  (0.81)  (2.37)    (1.37)
---------------------------------------------------------------------------------
 Net asset value, end of year       $  69.63    $34.58  $42.60  $29.20    $33.88
---------------------------------------------------------------------------------
 Total return                        105.20%  (14.86)%  49.61% (7.07)%    32.38%
---------------------------------------------------------------------------------
 Net assets, end of year (000)'s    $169,905   $42,155 $43,553 $30,837   $27,209
---------------------------------------------------------------------------------
 Ratios to average net assets:
 Expenses                              0.82%     0.85%   0.85%   0.93%     1.12%
 Net investment loss                  (0.51)    (0.62)  (0.57)  (0.61)    (0.80)
---------------------------------------------------------------------------------
 Portfolio turnover rate                  8%        7%      6%     13%       44%
---------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.

(/2/) On November 7, 1994, the former Class C shares were renamed Class Z shares.


                                                       Smith Barney Mutual Funds

                    (THIS PAGE IS INTENTIONALLY LEFT BLANK.)

                                                            Salomon Smith Barney
                                                 -------------------------------
                                                    A member of citigroup [LOGO]

AGGRESSIVE GROWTH FUND INC.

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at WWW.SMITHBARNEY.COM

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. In addition, infor-mation on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SM Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act
file no. 811-03762)

FD01061 12/99

PART B
Smith Barney Aggressive Growth Fund, Inc.
388 Greenwich Street
New York, NY 10013

Statement of Additional Information
December 20, 1999

This Statement of Additional Information (the "SAI") expands upon and supplements the information
contained in the current
prospectus of the Smith Barney Aggressive Growth Fund, Inc. dated December
 20, 1999, as amended or
supplemented from time to
time, and should be read in conjunction with the prospectus.
 Additional information about the fund's
investments is available
in the fund's annual and semi-annual reports to shareholders.
 The fund's prospectus may be obtained
free of charge from your
Salomon Smith Barney Financial Consultant or by writing or calling the fund at the address or
telephone number set forth above.
This SAI, although not in itself a prospectus, is incorporated by reference into the prospectus in
its entirety.

TABLE OF CONTENTS
Page

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
DIRECTORS AND OFFICERS	8
PURCHASE OF SHARES	13
REDEMPTION OF SHARES	19
VALUATION OF SHARES	20
EXCHANGE PRIVILEGE	21
PERFORMANCE DATA	22
TAXES	24
ADDITIONAL INFORMATION	25
FINANCIAL STATEMENTS	26
OTHER INFORMATION	26


INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES tc "INVESTMENT OBJECTIVE AND
 MANAGEMENT POLICIES"

The prospectus discusses the fund's investment objective and policies.
 The following discussion
supplements the description of
the fund's investment policies in its prospectus.  SSB Citi Fund Management
 LLC ("SSB" or the
"Manager") serves as investment
manager and administrator to the fund.

The investment objective of the fund is capital appreciation.  Although the fund may receive current
income from dividends,
interest and other sources, income is only an incidental consideration of the fund.  The fund
attempts to achieve its
investment objective by investing primarily in common stocks of companies that the manager believes
are experiencing, or have
the potential to experience, growth in earnings that exceed the average earnings growth rate of
companies having securities
included in the S&P 500.  Although the manager anticipates that the assets of the fund ordinarily
will be invested primarily in
common stocks of U.S. companies, the fund may invest in convertible securities, preferred stocks,
securities of foreign
issuers, warrants and restricted securities.
  In addition, when the manager believes that market conditions warrant, the fund may invest for temporary defensive purposes in corporate and U.S. government bonds and notes and money market instruments. The fund is also authorized to borrow in an amount of up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 33 1/3% of its total assets less liabilities, for leveraging purposes.  See
"Leveraging."

Certain Risk Considerations  Securities of the kinds of companies in which the fund invests may be
subject to significant price
fluctuation and above-average risk.  In addition,
 companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them.
 As a result, the fund is not
likely to receive
significant dividend income on its portfolio securities.
 Accordingly, an investment in the fund
should not be considered as a
complete investment program and may not be appropriate for all investors.

Convertible Securities  Convertible securities are fixed-income securities that may be converted at
either a stated price or
stated rate into underlying shares of common stock.
 Convertible securities have general
characteristics similar to both fixed
income and equity securities.  Although to a lesser extent
 than with fixed income securities
generally, the market value of
convertible securities tends to decline as interest rates increase and, conversely, tends to increase
as interest rates
decline.  In addition, because of the conversion feature, the market value of convertible securities
tends to vary with
fluctuations in the market value of the underlying common stocks and therefore also will react to
variations in the general
market for equity securities.  A unique feature of convertible securities is that as the market price
of the underlying common
stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not
experience market value
declines to the same extent as the underlying common stock.  When the market price of the underlying
common stock increases,
the prices of the convertible securities tend to rise as a reflection of the value of the underlying
common stock.  While no
securities investments are without risk, investments in convertible securities generally entail less
risk than investments in
common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream
of income with generally
higher yields than common stocks.  Of course, like all fixed-income securities, there can be no
assurance of current income
because the issuers of the convertible securities may default on their obligations.  Convertible
securities, however, generally
offer lower interest or dividend yields than non-convertible securities of similar quality because of
the potential for capital
appreciation.  A convertible security, in addition to providing fixed income, offers the potential
for capital appreciation
through the conversion feature, which enables the holder to benefit from increases in the market
price of the underlying common
stock.  There can be no assurance of capital appreciation, however, because securities prices
fluctuate.

Convertible securities generally are subordinated to other similar but nonconvertible securities of
the same issuer, although
convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity
securities, and convertible
preferred stock is senior to common stock, of the same issuer.
  Because of the subordination feature,
however, convertible
securities typically have lower ratings than similar non-convertible securities.

Foreign Securities  The fund may invest up to 10% of its net assets
 (at the time of investment) in
foreign securities. The fund
may invest directly in foreign issuers or invest in depositary receipts.
 The fund's investments in
foreign securities may
involve greater risk than investments in securities of U.S. issuers.
  Because the value of a
depositary receipt is dependent
upon the market price of an underlying foreign security, depositary receipts are subject to most of
the risk associated with
investing in foreign securities directly.  There are certain risks involved in investing in foreign
securities, including those
resulting from fluctuations in currency exchange rates, revaluation of currencies, future political
or economic developments
and the possible imposition of currency exchange blockages or other foreign governmental laws or
restrictions, reduced
availability of public information concerning issuers, and the fact that foreign companies are not
generally subject to uniform
accounting, auditing and financial reporting standards or to other regulatory practices and
requirements comparable to those
applicable to domestic companies.  Moreover, securities of many foreign companies may be less liquid
and their prices more
volatile than securities of comparable domestic companies.  In addition, with respect to certain
foreign countries, there is
the possibility of expropriation, confiscatory taxation and limitations on the use or removal of
funds or other assets of the
fund, including the withholding of dividends. The risks of investing in foreign securities are
greater for securities of
emerging market issuers because political or economic instability, lack of market liquidity, and
negative government actions
like currency controls or seizure of private businesses or property are more likely.

Repurchase Agreements The fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the fund and with certain dealers on the Federal
 Reserve Bank of New
York's list of reporting
dealers.  Under the terms of a typical repurchase agreement, the fund would acquire an underlying
obligation for a relatively
short period (usually not more than one week) subject to an obligation of the seller to repurchase,
and the fund to resell, the
obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding
period.  This arrangement
results in a fixed rate of return that is not subject to market fluctuations during the fund's
holding period.  Under each
repurchase agreement, the selling institution will be required to maintain the value of the
securities subject to the
repurchase agreement at not less than their repurchase price.
  Repurchase agreements could involve
certain risks in the event
of default or insolvency of the other party, including possible delays or restrictions upon the
fund's ability to dispose of
the underlying securities, the risk of a possible decline in the value of the underlying securities
during the period in which
the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting
those rights and the risk
of losing all or part of the income from the agreement.  The manager, acting under the supervision of
the Board of Directors,
reviews on an ongoing basis to evaluate potential risks the
 value of the collateral and the
creditworthiness of those banks and
dealers with which the fund enters into repurchase agreements.

Lending of Portfolio Securities  The fund has the ability to lend securities from its portfolio to
brokers, dealers and other
financial organizations. Such loans, if and when made, will be consistent with applicable regulatory
requirements.  The fund
may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied
for and received specific
authority from the SEC. Loans of portfolio securities by the fund will be collateralized by cash,
letters of credit or
securities issued or guaranteed by the United States government, its agencies or instrumentalities
("U.S. government
securities") which will be maintained at all times in an amount equal to at least 100% of the current
market value of the
loaned securities. From time to time, the fund may return a part of the interest earned from the
investment of collateral
received for securities loaned to the borrower and/or a third party, which is unaffiliated with the
fund or with Salomon Smith
Barney, and which is acting as a "finder."

In lending its portfolio securities, the fund can increase its income by continuing to receive
interest on the loaned
securities as well as by either investing the cash collateral in short-term instruments or obtaining
yield in the form of
interest paid by the borrower when government securities are used as collateral.  Requirements of the
SEC, which may be subject
to future modifications, currently provide that the following conditions must be met whenever
portfolio securities are loaned:
(a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower;
(b) the borrower must
increase such collateral whenever the market value of the securities rises above the level of such
collateral; (c) the fund
must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the
loan, as well as an amount
equal to any dividends, interest or other distributions on the loaned securities, and any increase in
market value; (e) the
fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the
loaned securities may
pass to the borrower; however, if a material event adversely affecting the investment occurs, the
fund's Board of Directors
must terminate the loan and regain the right to vote the securities.
  The risks in lending portfolio
securities, as with other
extensions of secured credit, consist of possible delay in receiving additional collateral or in the
recovery of the securities
or possible loss of rights in the collateral should the borrower fail financially. Loans will be made
to firms deemed by the
manager to be of good standing and will not be made unless, in the judgment of the manager the
consideration to be earned from
such loans would justify the risk.

Leveraging The fund may from time to time leverage its investment s by purchasing securities with borrowed money. The fund may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets
less its liabilities. The
amount of the fund's borrowings also may be limited by the availability and cost of credit and by
restrictions imposed by the
Federal Reserve Board.

The fund is required under the Investment Company Act of 1940, as amended (the "1940 Act")  to
maintain at all times an asset
coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any
other reason, the fund's
asset coverage drops below 300%, the fund must reduce its
 outstanding bank debt within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on
the amount borrowed would
cause the net asset value of the fund's shares to increase more rapidly than otherwise would be the
case. Conversely, any
decline in the value of securities purchased would cause the net asset value of the fund's shares to
decrease more rapidly than
otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but
at the same time increases
exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would
not be incurred, and this
expense could restrict or eliminate the fund's net investment income in any given period.

Warrants  Because a warrant does not carry with it the right to dividends or voting rights with
respect to the securities that
the warrant holder is entitled to purchase, and because it does not represent any rights to the
assets of the issuer, warrants
may be considered more speculative than certain other types of investments. Also, the value of a
warrant does not necessarily
change with the value of the underlying securities and a warrant ceases to have value if it is not
exercised prior to its
expiration date.

Restricted Securities  Restricted securities are those that may not be sold publicly without first
being registered under the
Securities Act of 1933, as amended (the "1933 Act").  For that reason, the fund may not be able to
dispose of restricted
securities at a time when, or at a price at which, it desires to do so and may have to bear expenses
associated with
registering the securities.  At any one time, the fund's aggregate holdings of restricted securities,
repurchase agreements
having a duration of more than five business days, and securities lacking readily available market
quotations will not exceed
15% of the fund's total assets.

Portfolio Turnover  The fund's investment policies may result in its experiencing a greater portfolio
turnover rate than those
of investment companies that seek to produce income or to maintain a balanced investment position.
Although the fund's
portfolio turnover rate cannot be predicted and will vary from year to year, the manager expects that
the fund's annual
portfolio turnover rate may exceed 100%, but will not exceed 200%.
  A 100% portfolio turnover rate
would occur, for instance,
if all securities in the fund's portfolio were
 replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income.
For the 1997, 1998 and 1999 fiscal years, the fund's
 portfolio turnover rates were 6%, 7% and 8%, respectively.

Money Market Instruments  As stated in the prospectus, the
 fund may invest for defensive purposes in corporate and government bonds and notes and money market instruments.
  Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks
(including their branches
located outside the United States and subsidiaries
 located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper;
 and repurchase agreements with
respect to the foregoing
types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations  Certificates of deposits ("CDs") are
 short-term, negotiable obligations of
commercial banks.  Time deposits
("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time
at stated interest rates.
Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection
with international
transactions.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller
of the Currency and are
required to be members of the Federal Reserve System and to be insured by the Federal Deposit
Insurance Corporation (the
"FDIC").  Domestic banks organized under state law are supervised and examined by state banking
authorities but are members of
the Federal Reserve System only if they elect to join.
 Most state banks are insured by the FDIC
(although such insurance may
not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held
by the fund) and are
subject to federal examination and to a substantial body of federal law and regulation.  As a result
of governmental
regulations, domestic branches of domestic banks are, among
 other things, generally required to
maintain specified levels of
reserves, and are subject to other supervision and regulation designed to promote financial
soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of
the parent bank in
addition to the issuing branch, or may be limited by the terms of a specific obligation and
governmental regulation.  Such
obligations are subject to different risks than are those of domestic banks or domestic branches of
foreign banks.  These risks
include foreign economic and political developments, foreign governmental restrictions that may
adversely affect payment of
principal and interest on the obligations, foreign exchange controls and foreign withholding and
other taxes on interest
income.  Foreign branches of domestic banks are not necessarily subject to the same or similar
regulatory requirements that
apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting,
auditing and financial
recordkeeping requirements.  In addition, less information may be publicly available about a foreign
branch of a domestic bank
than about a domestic bank.  CDs issued by wholly owned Canadian subsidiaries of domestic banks are
guaranteed as to repayment
of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in
addition to the issuing
branch, or may be limited by the terms of a specific obligation and by governmental regulation as
well as governmental action
in the country in which the foreign bank has its head office.
  A domestic branch of a foreign bank
with assets in excess of $1
billion may or may not be subject to reserve
 requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states
 ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and
(b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the
foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with
 the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the manager will carefully evaluate such investments on a case-by-case basis.

Savings and loans associations whose CDs may be
 purchased by the fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government.
 As a result, such savings and loan associations are subject to regulation and examination.

Investment Restrictions

The fund has adopted the following investment restrictions for the protection of shareholders.
Restrictions 1 through 7 cannot
be changed without approval by the holders of
 a majority of the outstanding shares of the fund, defined as the lesser of (a)
67% or more of the fund's shares present at
 a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the
Board of Directors at any time. The fund may not:

1. 	Invest in a manner that would cause it to fail
 to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2.	Issue "senior securities" as defined in the
 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in securities, the issuers of which conduct their
principal business
activities in the same industry.  For purposes of this
 limitation, securities of the U.S. government
(including its
agencies and instrumentalities) and securities of state or municipal governments and their political
subdivisions are
not considered to be issued by members of any industry.

4. 	Make loans.  This restriction does not apply to: (a)
 the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies;
 (b) repurchase agreements and; (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. 	Engage in the business of underwriting
 securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the
 Securities Act of 1933, as amended, in disposing of portfolio securities.

6.	Purchase or sell real estate, real estate mortgages,
 commodities or commodity contracts, but
this restriction shall not
prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or
the business of
investing in real estate (including interests in limited
 partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate
or interests
therein; (b) holding or selling real estate received in connection with securities it holds or held;
(c) trading in
futures contracts and options on futures contracts (including options on currencies to the extent
consistent with the
funds investment objective and policies); or (d) investing in real estate investment trust
securities.

7. 	Borrow money except that (a) the fund may borrow from banks for temporary or emergency (not
leveraging) purposes,
including the meeting of redemption requests which might otherwise require the untimely disposition
of securities, and
(b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements,
forward roll transactions and similar investment strategies
 and techniques.  To the extent that it
engages in
transactions described in (a) and (b), the fund will
 be limited so that no more than 33-1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not
including the
amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

8. 	Purchase any securities on margin (except for such short-term credits as are necessary for the
clearance of purchases
and sales of portfolio securities) or sell any securities short
 (except "against the box").  For
purposes of this
restriction, the deposit or payment by the fund of underlying securities and other assets in escrow
and collateral
agreements with respect to initial or maintenance margin in connection with futures contracts and
related options and
options on securities, indexes or similar items is not considered to be the purchase of a security on
margin.

9.	Purchase or otherwise acquire any security if, as a result,
 more than 15% of its net assets
would be invested in
securities that are illiquid.

10.	Invest more than 5% of the value of its net assets (valued
 at the lower of cost or market) in
warrants, of which no
more than 2% of net assets may be invested in warrants not listed on the New York Stock Exchange,
Inc. (the "NYSE") or
the American Stock Exchange.  The acquisition of warrants attached to other securities is not subject
to this
restriction.

11.	Purchase, sell or write put, call, straddle or spread options.

12.	Purchase participations or other direct interests in oil, ga
s or other mineral exploration or
development programs.

13.	Invest in companies for the purpose of exercising management or control.

14.	Invest more than 5% of the value of its total assets in securities of issuers having a record
of fewer than three years
of continual operation except that the restriction will not apply to
 U.S. government securities. (For
purposes of this
restriction, issuers include predecessors, sponsors, controlling persons, general partners, and
guarantors of
underlying assets.)

Certain restrictions listed above permit the fund without shareholder approval to engage in
investment practices that the fund
does not currently pursue.  The fund has no present intention of altering its current investment
practices as otherwise
described in the prospectus and this SAI and any future change in these practices would require Board
approval.  If any
percentage restriction described above is complied with at the time of an investment, a later
increase or decrease in
percentage resulting from a change in values or assets will not constitute a violation of such
restriction.

DIRECTORS AND OFFICERS tc "DIRECTORS AND OFFICERS"

Set forth below is a list of each Director and executive officer of the fund, including a description
of principal occupation
during the last 5 years, age and address of each such person.

Paul R. Ades, Director (Age 59). Partner in the law firm of  Murov & Ades.
 Director of 5 investment
companies associated with
Citigroup Inc. His address is 272 South Wellwood Avenue, P.O. Box 504, Lindenhurst, New York 11757.

Herbert Barg, Director (Age 76). Private investor. Director of 16 investment companies associated with Citigroup Inc. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor, Graduate School of Business Administration, Harvard
University; Director of 22
investment companies associated with Citigroup Inc. His address is Graduate School of Business
Administration, Harvard
University, Boston, Massachusetts 02163.

Frank G. Hubbard, Director (Age 61).  Vice President, S&S Industries;
Former Corporate Vice
President, Materials Management and
Marketing Services of Huls America, Inc.; Director of 5 investment companies associated with
Citigroup Inc. His address is 80
Centennial Avenue P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer
 (Age 66). Managing
Director of Salomon Smith
Barney Inc. ("Salomon Smith Barney"); Director and President of SSB Citi
 and Travelers Investment
Adviser, Inc. ("TIA"); and
formerly Chairman of the Board of Smith Barney Strategy Advisers Inc.
 Mr. McLendon is a director of
64 investment companies
associated with Citigroup Inc.  His address is 7 World Trade Center,
 New York, New York 10048.

Jerome Miller, Director (Age 60).  Retired, Former President,
 Asset Management Group of Shearson
Lehman Brothers. Director of 5
investment companies associated with Citigroup Inc. His address is 27 Hemlock Road, Manhasset, New
York, NY  11030.

Ken Miller, Director (Age 57). President of Young Stuff Apparel Group, Inc
 . Director of 5 investment
companies associated with
Citigroup Inc. His address is 1411 Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 42).
 Managing Director of Salomon Smith
Barney, Director and Senior
Vice President of SSB Citi and TIA. Treasurer of 59 investment companies associated with Citigroup.
His address is 388
Greenwich Street, New York, New York 10013.

Richard A. Freeman (Age 45).  Managing Director of Salomon Smith Barney.
 His address is 388
Greenwich Street, New York, New
York 10013.

Paul Brook, Controller (Age 45). Director of Salomon Smith Barney; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup; from 1997-1998 Managing Director of AMT Capital Services Inc.; prior to
1997 Partner with Ernst &
Young LLP; His address is 388 Greenwich Street, New York, New York 10013.

Christina T. Sydor, Secretary (Age 48). Managing Director of Salomon Smith Barney; General Counsel and Secretary of SSB Citi and TIA. Secretary of 59 investment companies associated with Citigroup. Her address is 388 Greenwich
Street, New York, New
York 10013.

*Designates a Director that is an "interested person" as defined in the Investment Company Act of
1940, as amended (the "Act").
Such persons compensated by Smith Barney and are not separately compensated by the fund for serving as a fund officer or
Director.

The following table shows the compensation paid by the fund to each person who was a Director during the fund's last fiscal year. None of the officers of the fund received any compensation from the fund for such period.
Officers and interested
Directors of the fund are compensated by Salomon Smith Barney.

Compensation Table






Name of Person

Aggregate
Compensation
from Fund
For Fiscal Year
Ended 08/31/99
Pension or
Retirement
Benefits
Accrued as
part of Fund
Expenses
Total
Compensation from
Fund Complex for
Calendar Year
Ended 12/31/98
Number of Funds
for Which Person
Serves within
Fund Complex as
of 08/31/99

Paul R. Ades

$5,500

0

$54,225

5
Herbert Barg
 5,500
0
   105,425
16
Dwight B. Crane
 5,000
0
   139,975
22
Frank G. Hubbard
 5,500
0
  54,125
5
Heath B. McLendon
---
---
---
64
Jerome Miller
 5,000
0
  44,925
5
Ken Miller
 5,000
0
  53,625
5

*	Upon attainment of age 80 Directors are required to change to emeritus status.  Directors
Emeritus are entitled to
serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual
retainer fee and
meeting fees otherwise applicable to the fund Directors together with reasonable out-of-pocket
expenses for each
meeting attended.  During the fund's last fiscal year aggregate compensation paid by the fund to
Directors Emeritus
totaled $4,098.

On December 15, 1999, the Directors and officers owned in the aggregate less than 1% of the
outstanding shares of the fund.


To the best knowledge of the Directors, as of December 7, 1999, the following shareholders or
"groups" (as such term is defined
in Section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record
more than 5% of the shares
of the following classes:

CLASS
PERCENT
NAME
ADDRESS
Y
53.7692
Smith Barney
Concert Series, Inc.
High Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson


200 Stevens Drive
Suite 440
Lester PA 19113-1152
Y
33.1141
Smith Barney
Concert Series, Inc.
Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson


200 Stevens Drive
Suite 440
Lester PA 19113-1152
Y
7.0630
Smith Barney
Concert Series, Inc.
Select High Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson


200 Stevens Drive
Suite 440
Lester PA 19113-1152
Y
6.0536
Smith Barney
Concert Series, Inc.
Select Growth Portfolio
PNC Bank, NA
Attn: Beverly Timson


200 Stevens Drive
Suite 440
Lester PA 19113-1152
Z
99.9935
State Street Bank & Trust
The Travelers Group 401(K)
Saving Plan
Attn: Rick Vest

225 Franklin Street
Boston MA 02101


No officer, director or employee of Salomon Smith Barney or any parent or subsidiary receives any
compensation from the fund
for serving as an officer or Director of the Fund. The fund pays each Direct or who is not an officer, director or employee of
Salomon Smith Barney or any of its affiliates a fee of $3,000 per annum plus
 $500 per meeting
attended and reimburses travel
and out-of-pocket expenses. For the fiscal year ended August 31, 1999, such expenses totaled $9,443.

Investment Manager and Administrator

SSB CitiFund Management LLC serves as investment manager to the fund pursuant to a written agreement
(the "Advisory
Agreement").  The services provided by the manager under the Advisory
 Agreement are described in the
prospectus under
"Management."  The manager pays the salary of any officer and employee who is employed by both it and
the fund. The manager
bears all expenses in connection with the performance of its services.
 The manager is a wholly owned
subsidiary of Citigroup
Inc. ("Citigroup").

As compensation for investment advisory services, the fund pays the manager a fee computed daily and
paid monthly at an annual
rate of 0.60% of the fund's average daily net assets.  For the 1997, 1998 and 1999 fiscal years, the
fund incurred $3,956,238,
$5,176,481 and $7,183,426, respectively, in investment advisory fees.

SSB also serves as administrator to the fund pursuant to a written agreement
 (the "Administration
Agreement").  The services
provided by SSB under the Administration Agreement are described in the prospectus under
"Management".  SSB pays the salary of
any officer and employee who is employed by both it and the fund and bears all expenses in connection
with the performance eof
its services.

As compensation for administrative services rendered to the fund, the manager receives a fee computed
daily and paid monthly at
the annual rate of 0.20% of the fund's average daily  net assets.
 For the 1997, 1998 and 1999 fiscal
years, the fund paid SSB
$1,318,746, $1,725,494 and $2,394,475, respectively in administration fees.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and
commissions, if any; fees of
Directors who are not officers, directors, shareholders or employees of
 Salomon Smith Barney, or
manager, Securities and
Exchange Commission (the "SEC") fees and state Blue Sky qualification fees;
 charges of custodians;
transfer and dividend
disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of
maintenance of corporate
existence; investor services (including allocated telephone and personnel expenses); and costs of
preparation and printing of
prospectuses and statements of additional information for regulatory purposes and for distribution to
existing shareholders,
shareholders' reports and corporate meetings.

The manager has voluntarily agreed to waive its fees if in any fiscal year the aggregate expenses of
any Class of the following
funds, exclusive of 12b-1 fees, taxes brokerage, interest and extraordinary expenses, such as
litigation costs, exceed the
indicated percentage of the fund's average net assets for that fiscal year.

Distrbution

Distributor  CFBDS, Inc., located at 20 Milk Street, Boston, MA 02109-5408, serves as the fund's
distributor on a best efforts
basis pursuant to a distribution agreement dated October 8, 1998
 (the "Distribution Agreement"),
which was approved by the
fund's board of directors.  Prior to the merger of Travelers Group, Inc.
 and Citicorp on October 8,
1998, Salomon Smith Barney
served as the fund's distributor.


Commissions on Class A Shares.  For the 1996 and 1997 fiscal years, the period from September 1, 1998
through October 7, 1998
and the period from October 8, 1998 through August 31, 1999 the aggregate dollar amount of
commissions on Class A shares is as
follows:


Fiscal Year
Ended 8/31/97*

Fiscal Year
Ended 8/31/98*

9/1/98 through
10/7/98*
10/8/98
through
8/31/99**
$346,000
$759,000
$32,000
$1,205,000

*  The entire amount was paid to Salomon Smith Barney.
**   $1,084,500 was paid to Salomon Smith Barney:

Commissions on Class L Shares.  For the 1998 fiscal year, the period from September 1, 1998 through
October 7, 1998 and the
period from October 8, 1998 through August 31, 1999 the aggregate dollar amount of commissions on
Class L shares is as follows:

Fiscal Year
Ended 8/31/98*
9/1/98 through
10/7/98*
10/8/98 through
8/31/99**
25,000
$3,000
$316,000

*  The entire amount was paid to Salomon Smith Barney.
**  $284,400 was paid to Salomon Smith Barney:

For the 1999 fiscal year, CFBDS, Inc. received from shareholders $1,000 and for the 1997 and 1998
fiscal years, Salomon Smith
Barney received from shareholders $5,000 and $1,000, respectively, in CDSC on the redemption of Class
A shares.  For the 1999
fiscal year, CFBDS, Inc. received from shareholders $355,000 and for the 1997 and 1998 fiscal years,
Salomon Smith Barney
received from shareholders $497,000 and $341,000, respectively, in CDSC on the redemption of Class B
shares.  For the 1999
fiscal year, CFBDS, Inc. received from shareholders $10,000 and for the 1997 and 1998 fiscal years,
Salomon Smith Barney
received from shareholders $7,000 and $9,000 respectively, in CDSC on the redemption of Class L
shares

When payment is made by the investor before settlement date, unless otherwise directed by the
investor, the funds will be held
as a free credit balance in the investor's brokerage account and Salomon
 Smith Barney may benefit
from the temporary use of the
funds.  The investor may designate another use for the funds prior to settlement date, such as an
investment in a money market
fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney
 Mutual Funds.  If the
investor instructs Salomon Smith
Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be
included as part of the
average daily net assets of both the fund and the Smith Barney money market fund, and affiliates of
Salomon Smith Barney that
serve the funds in an investment advisory capacity or administrative capacity will benefit form the
fact that they are
receiving fees from both such investment companies for managing these assets computed on the basis of
their average daily net
assets.  The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney
resulting from these settlement
procedures and will take such benefits into
 consideration when reviewing the Advisory and Administration Agreements for continuance.

For the fiscal year ended August 31, 1999, CFBDS, Inc. incurred distribution expenses totaling
approximately $2,586,001,
consisting of approximately $76,228 for advertising, $9,160 for printing and mailing prospectuses,
$671,509 for support
services and overhead expenses, $1,754,373 to Salomon Smith Barney to compensate financial
consultants and $74,731 for accruals
for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the fund's
shares over the sum of the
distribution fees and CDSC received by Salomon Smith Barney.

Services and Distribution Plan

To compensate Salomon Smith Barney for the services it provides and for the expense it bears, the
fund has adopted a services
and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act.
 Under the Plan, the
fund pays Salomon Smith
Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the
value of the fund's average
daily net assets attributable to the Class A, Class B and Class L shares.
  In addition, the fund pays
Salomon Smith Barney a
distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon
Smith Barney for its
initial expense of paying Financial Consultants a commission upon sales of those shares.  The Class B
and Class L distribution
fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets
attributable to the shares of the
respective Class.

For the fiscal years ended August 31, 1999, 1998, and 1997 the fund incurred $1,270,442, $927,437 and
$717,814 for Class A
shares, $3,219,990, $2,247,276 and $1,601,273 in Class B shares and $1,103,379, $809,577 and $677,779
in Class L shares,
respectively, in distribution plan fees.

Under its terms, the Plans continues from year to year, provided such continuance is approved
annually by vote of the Board of
Directors, including a majority of the Directors who are not interested persons of the fund and who have no director indirect financial interested in the operation of the Plan or in the
 Distribution Agreement (the "Independent
Directors").  The Plan may
not be amended to increase the amount of the service and
 distribution fees without shareholder
approval, and all material
amendments of the Plan also must be approved by the Directors an d Independent Directors in the manner described above. The
Plan may be terminated with respect to a Class of the fund at any time, without penalty, by vote of a
majority of the
Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as
defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic
reports of amounts expended
under the Plan and the purpose for which such expenditures were made.

Custodian

The fund securities and cash owned by the fund will be held in the custody of PNC Bank, National
Association, 17th and Chestnut
Streets, Philadelphia, Pennsylvania  19103.

Auditors

KPMG LLP, 757 3rd Avenue, New York, New York 10017, has been selected as independent auditors to
examine and report on the
fund's financial statements for the fiscal year ending August 31, 2000.

PURCHASE OF SHARES tc "PURCHASE OF SHARES"

The fund offers four classes ("Classes") of shares:  Class A, Class B,
 Class L and Class Y.  Class A
shares are sold to
investors with an initial sales charge and Class B shares are sold without an initial sales charge
but with higher ongoing
expenses and a Contingent Deferred Sales Charge ("CDSC") payable upon certain redemption's.  Class L
shares are sold with a
lower initial sales charge than Class A shares but with higher ongoing expenses and a CDSC.  Class Y
shares are sold without an
initial sales charge and are available only to investors investing a minimum of $15,000,000. These
alternatives are designed to
provide investors with the flexibility of selecting an investment best suited to his or her needs
based on the amount of
purchase, the length of time the investor expects to hold the shares and other circumstances.

The following classes of shares are available for purchase.
  See the prospectus for a discussion of
factors to consider in
selecting which Class of shares to purchase.

Class A Shares  Class A shares are sold to investors at the public offering price, which is the net
asset value plus an initial
sales charge as follows:



Amount of Investment

Sales Charge as a %
Of Transaction


Sales Charge as a %
of Amount Invested

Dealers'
Reallowance as %
Of Offering Price
Less than $25,000
5.00%
5.26%
4.50%
$ 25,000 - 49,999
4.00%
4.17%
3.60%
50,000 - 99,999
3.50%
3.63%
3.15%
100,000 - 249,999
3.00%
3.09%
2.70%
250,000 - 499,999
2.00%
2.04%
1.80%
500,000 and over
*
*
*

* Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will
be subject to a deferred sales charge of 1.00% on redemptions made within
 12 months of purchase. The
deferred sales charge on
Class A shares is payable to Salomon Smith Barney, which compensates
 Salomon Smith Barney Financial
Consultants and other
dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the
same circumstances in
which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred
Sales Charge Provisions"
and "Waivers of Deferred Sales Charge."

Members of a selling group may receive up to 90% of the sales charge and may be deemed to be
underwriters of a fund as defined
in the Securities Act of 1933.  The reduced sales charges shown above apply to the aggregate of
purchases of Class A shares of
a fund made at one time by "any person," which includes an individual and his or her immediate
family, or a Director or other
fiduciary of a single trust estate or single fiduciary account.

Class B Shares  Class B shares are sold without an initial sales charge but are subject to a deferred
sales charge payable upon
certain redemptions.  See "Deferred Sales Charge Provisions" below.

Class L Shares  Class L shares are sold with an initial sales charge of
 1.00% (which is equal to
1.01% of the amount invested)
and are subject to a deferred sales charge payable upon certain redemptions.
  See "Deferred Sales
Charge Provisions" below.
Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of
the fund on June 12, 1998
will not be subject to the 1% initial sales charge.

Class Y Shares.  Class Y shares are sold without an initial sales charge or deferred sales charge and
are available only to
investors investing a minimum of $15,000,000 (except purchases of
 Class Y shares by Smith Barney
Concert Allocation Series
Inc., for which there is no minimum purchase amount).

Class Z Shares  Class Z shares are sold exclusively to (a) tax-exempt employee benefit and retirement
plans of Salomon Smith
Barney, Inc. and its affiliates and (b) unit investment trusts sponsored by Salomon Smith Barney and
its affiliates.


General

Investors may purchase shares from a Salomon Smith Barney Financial
 Consultant or a Dealer
Representative.  In addition,
certain investors, including qualified retirement plans purchasing through certain Dealer
Representatives, may purchase shares
directly from a fund.  When purchasing shares of a fund, investors must specify which class is being
purchased.  Salomon Smith
Barney and Dealer Representatives may charge their customers an annual account maintenance fee in
connection with a brokerage
account through which an investor purchases or holds shares.  Accounts held directly at PFPC Global
Fund Services ("sub-
transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in a fund by making an initial
investment of at least
$1,000 for each account, in the fund. Investors in Class Y shares may open an account by making an
initial investment of
$15,000,000. Subsequent investments of at least $50 may be made for all Classes. For shareholders
purchasing shares of a fund
through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement
for Class A, Class B and
Class L shares and subsequent investment requirement for all
 Classes is $25. For shareholders
purchasing shares of a fund
through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required
for Class A, Class B and
Class L shares and the subsequent investment requirement for all Classes is $50.  There are no
minimum investment requirements
for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and
Directors/Directors of any of the
Smith Barney Mutual Funds, and their spouses and children.
 The fund reserves the right to waive or
change minimums, to decline
any order to purchase its shares and to suspend the offering of shares from time to time. Shares
purchased will be held in the
shareholder's account by the sub-transfer agent .
 Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon Smith Barney Financial
 Consultant prior to the
close of regular trading on
the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset
value determined on that
day (the ''trade date'').  Orders received by a Dealer Representative prior to the close of regular
trading on the NYSE on any
day a fund calculates its net asset value, are priced according to the net asset value determined on
that day, provided the
order is received by a fund or the fund's agent prior to its close of business. For shares purchased
through Salomon Smith
Barney or a Dealer Representative purchasing through Salomon
 Smith Barney, payment for shares of the
fund is due on the third
business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan.  Shareholders may make additions to their accounts at any time by
purchasing shares through a
service known as the Systematic Investment Plan.  Under the Systematic
 Investment Plan, Salomon Smith
Barney or the sub-
transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at
least $50 on a quarterly
basis to charge the shareholder's account held  with a bank or other financial institution on a
monthly or quarterly basis as
indicated by the shareholder, to provide for systematic additions to the shareholder's fund account.
A shareholder who has
insufficient funds to complete the transfer will be charged a fee o f up to $25 by Salomon Smith
Barney or the sub-transfer
agent.  The Systematic Investment Plan also authorizes Salomon
 Smith Barney to apply cash held in the
shareholder's Salomon
Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund
to make additions to the
account. Additional information is available from the fund or a
 Salomon Smith Barney Financial
Consultant or a Dealer
Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers  Purchases of Class A shares may be made at net asset value without a
sales charge in the
following circumstances: (a) sales to (i) Board Members and employees of
 Citigroup and its
subsidiaries and any Citigroup
affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and
employees); the immediate
families of such persons (including the surviving spouse
 of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National
Association of Securities Dealers,
Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for
investment purposes and
that the securities will not be resold except through redemption or repurchase; (b) offers of Class A
shares to any other
investment company to effect the combination of such company with the fund by merger, acquisition of
assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to
90 days from the commencement of the Financial Consultant's employment with
 Salomon Smith Barney), on
the condition the
purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund
which (i) was sponsored by
the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant
and (iii) was subject to a
sales charge; (d) purchases by shareholders who have redeemed Class
 A shares in the fund (or Class A
shares of another Smith
Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption
proceeds in the fund,
provided the reinvestment is made within 60 calendar days of the redemption;
 (e) purchases by
accounts managed by registered
investment advisory subsidiaries of Citigroup; (f) purchases by a separate account used to fund
certain unregistered variable
annuity contracts; (g) investments of distributions from or proceeds from a sale of a UIT sponsored
by Salomon Smith Barney;
and (h) purchases by investors participating in a Salomon Smith
 Barney fee-based arrangement. In
order to obtain such
discounts, the purchaser must provide sufficient information at the time of purchase to permit
verification that the purchase
would qualify for the elimination of the sales charge.

Right of Accumulation  Class A shares of the fund may be
 purchased by ''any person'' (as defined
above) at a reduced sales
charge or at net asset value determined by aggregating the dollar amount of the new purchase and the
total net asset value of
all Class A shares of the fund and of other Smith Barney Mutual
 Funds that are offered with a sales
charge as currently listed
under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to
such aggregate.  In order to
obtain such discount, the purchaser must provide sufficient information at the time of purchase to
permit verification that the
purchase qualifies for the reduced sales charge.  The right of accumulation is subject to
modification or discontinuance at any
time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares  A Letter of Intent for an amount of $50,000 or more provides an
opportunity for an investor
to obtain a reduced sales charge by aggregating investments over a
 13 month period, provided that the
investor refers to such
Letter when placing orders.  For purposes of a Letter of Intent, the "Amount of Investment'' as
referred to in the preceding
sales charge table includes (i) all Class A shares of the fund and other
 Smith Barney Mutual Funds
offered with a sales charge
acquired during the term of the letter plus (ii) the value of all Clas s A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of
the investment goal.  If
the goal is not achieved within the period,
 the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be
redeemed.  The term of the
Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90
days before such date.
Please contact a Salomon Smith Barney Financial Consultant or the Transfer
 Agent to obtain a Letter
of Intent application.

Letter of Intent - Class Y Shares  A Letter of Intent may also be used as a way for investors to meet
the minimum investment
requirement for Class Y shares (except purchases of Class Y shares by Smith
 Barney Concert Allocation
Series Inc., for which
there is no minimum purchase amount).  Such investors must make an initial minimum purchase of
$5,000,000 in Class Y shares of
the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within thirteen
months from the date of the
Letter.  If a total investment of $15,000,000 is not made within the
 13-month period, as applicable,
all Class Y shares
purchased to date will be transferred to Class A shares, where they will be subject to all fees
(including a service fee of
0.25%) and expenses applicable to the fund's
 Class A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the
 Transfer Agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge Shares'' are: (a) Class B shares;
 (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge.
  A deferred sales charge may be
imposed on certain
redemptions of these shares.

Any applicable deferred sales charge will be assessed on
 an amount equal to the lesser of the
original cost of the shares being
redeemed or their net asset value at the time of redemption.
Deferred Sales Charge Shares that are
redeemed will not be subject
to a deferred sales charge to the extent the value of such shares represents:
(a) capital
appreciation of fund assets; (b)
reinvestment of dividends or capital gain distributions; (c) with respect to
 Class B shares, shares
redeemed more than five
years after their purchase; or (d) with respect to Class L shares and
 Class A shares that are
Deferred Sales Charge Shares,
shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge
Shares are subject to a 1.00%
deferred sales charge if
redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed
on Class B shares, the
amount of the charge will depend on the number of years since the shareholder made the purchase
payment from which the amount
is being redeemed.  Solely for purposes of determining the number of years since a purchase payment,
all purchase payments made
during a month will be aggregated and deemed to have been made on the last day of the preceding
Salomon Smith Barney statement
month. The following table sets forth the rates of the charge for redemptions of Class B shares by
shareholders.


Year Since Purchase Payment Was Made

Deferred sales charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they
were purchased and
thereafter will no longer be subject to any distribution fees. There will also be converted at that
time such proportion of
Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares
converting at the time bears
to the total number of outstanding Class B shares (other than Class
 B Dividend Shares) owned by the
shareholder.

In determining the applicability of any CDSC, it will be
 assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain
distributions and finally of other
shares held by the shareholder for the longest period of time.
 The length of time that Deferred
Sales Charge Shares acquired
through an exchange have been held will be calculated from the date the shares exchanged were
initially acquired in one of the
other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as
applicable, capital
appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal
income tax purposes, the
amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on
the amount realized on
redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share
for a cost of $1,000.
Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment.
During the fifteenth month
after the purchase, the investor decided to redeem $500 of his or her investment.  Assuming at the
time of the redemption the
net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260
(105 shares at $12 per
share). The deferred sales charge would not be applied to the amount which represents appreciation
($200) and the value of the
reinvested dividend shares ($60).  Therefore, $240 of the $500 redemption proceeds ($500 minus $260)
would be charged at a rate
of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges
 (see ''Exchange Privilege''); (b)
automatic cash withdrawals in
amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time
the withdrawal plan
commences (see ''Automatic Cash Withdrawal Plan'') (however, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from
other Smith Barney Mutual
Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60
days and receive pro rata
credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation
 (by Salomon Smith Barney in the
case of shareholders who
are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders)
of the shareholder's
status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made
by any "purchaser," which
is defined to include the following: (a) an individual; (b) an individual's spouse and his or her
children purchasing shares
for their own account; (c) a Director or other fiduciary purchasing shares for a single trust estate
or single fiduciary
account; and (d) a Director or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more
trust estates or fiduciary
accounts.  Purchasers who wish to combine purchase orders to take advantage of volume discounts on
Class A shares should
contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis.
  The public offering price for a
Class A, Class L (effective
June 12, 1998 the former Class C shares were renamed
Class L shares) and Class Y share of a fund is equal to the net asset value per share at the time of purchase, plus for Class A and Class L shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B share (and Class A share
purchases, including applicable
rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at
the time of purchase and
no sales charge is imposed at the time of purchase. A contingent deferred sales charge ("CDSC"),
however, is imposed on certain
redemptions of Class B and Class L shares, and Class A shares when purchased in amounts equaling or
exceeding $500,000. The
method of computation of the public offering price is shown
 in the fund's financial statements,
incorporated by reference in
their entirety into this SAI.

REDEMPTION OF SHARES tc "REDEMPTION OF SHARES"

The right of redemption may be suspended or the date of payment postponed
 (a) for any period during
which the New York Stock
Exchange, Inc. ("NYSE") is closed
 (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that
disposal of the fund's
investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of
$10,000 must be guaranteed
by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the federal Reserve System or member firm of a national securities exchange.  Written redemption
requests of $10,000 or less
do not require a signature guarantee unless more than one
 such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record.
 The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators,
 Directors or guardians.  A redemption
request will not be deemed
properly received until the Transfer Agent receives al l required documents in proper form.

If a shareholder holds shares in more than one Class, any
 request for redemption must specify the
Class being redeemed.  In the
event of a failure to specify which Class, or if the investor owns fewer shares of the Class than
specified, the redemption
request will be delayed until the Transfer Agent receives
 further instructions from Salomon Smith
Barney, or if the
shareholder's account is not with Salomon Smith Barney,
 form the shareholder directly.  The
redemption proceeds will be
remitted on or before the third business day following receipt of proper tender, except on any days
on which the NYSE is closed
or as permitted under the 1940 Act, in extraordinary circumstances.
  Generally, if the redemption
proceeds are remitted to a
Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's
benefit without specific
instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares
purchased by check, other than a certified or official bank check, will be remitted upon clearance of
the check, which may take
up to fifteen days or more.

Distributions in Kind

If the Board of Directors of the fund determines that it would be detrimenta l to the best interests of the remaining shareholders to make a redemption payment wholly in cash, each fund may pay, in accordance with SEC
rules, any portion of a
redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in
kind of fund securities
in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when
shareholders subsequently
sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to
Withdrawal Plans in
effect prior to November
7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month
of the value of the
shareholder's shares that are subject
 to a CDSC). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal
Plan, purchases by such
shareholder in amounts of less
 than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the
Withdrawal Plan are reinvested
 automatically at net asset value in additional shares of the fund.

Shareholders who wish to participate in the
 Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. For additional information, shareholders should contact a Salomon Smith Barney
Financial Consultant or their Financial Consultant, the
Introducing Broker or dealer in
the selling group. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the
Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES tc "VALUATION OF SHARES"

The prospectus states that the net asset value of the fund's Classes of shares will be determined on any date that the New York
Stock Exchange ("NYSE") is open.
The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices.
Over-the-counter
securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for these securities are not readily available, at fair value, as determined in good faith by the fund's
Board of Directors.
Short-term obligations with maturities of
60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's Board of Directors.
Amortized cost involve valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

EXCHANGE PRIVILEGE tc "EXCHANGE PRIVILEGE"

Except as noted below, shareholders of certain
Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A and Class Y shareholders of the fund who wish to exchange all or a portion of their
shares for shares of the
respective Class in any of the funds of the Smith Barney Mutual Fund Complex may do so without imposition of any charge.

B.	Class B shares of the fund exchanged for Class
B shares of another fund will be subject to the higher applicable CDSC of the two funds. Upon an exchange, the new Class
B shares will be deemed to have been purchased on the same date as the Class
B shares of the fund that have been exchanged.

C.	Upon exchange, the new Class L shares will be deemed to
ave been purchased on the same date as
the Class C shares of
the fund that have been exchanged.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with
different investment objectives
when they believe that a shift between funds is an appropriate investment decision. This privilege is
available to shareholders
residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

	Additional Information Regarding the Exchange Privilege
Although the exchange privilege is an
important benefit,
excessive exchange transactions can be detrimental to either fund's performance and its shareholders.
The manager may
determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Additional Information Regarding Telephone Redemption and Exchange Program.

	Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

PERFORMANCE DATA tc "PERFORMANCE DATA"

From time to time, the fund may quote yield or total return of a
 Class in advertisements or in
reports and other communications
to shareholders.  The fund may include comparative performance information in advertising or
marketing the fund's shares. Such
performance information may be included in the following financial publications: Barron's, Business
Week, CDA Investment
Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money,
Morningstar Mutual Fund
Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class, it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return"
 figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

					P(1 + T)n = ERV
	Where	P	=	a hypothetical initial payment of $1,000
			T	=	average annual total return
			n	=	number of years
			ERV	=	Ending Redeemable Value of a hypothetical
$1,000 investment made at the
beginning of a 1-, 5- or
10-year period at the end of the 1-, 5- or 10-year period
(or fractional portion thereof),
assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the
Class for the specified
period and are computed by the following formula:

ERV - P
  P

	Where:	P	=	a hypothetical initial payment of $10,000
			ERV	=	Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5- or
10-year period at the end of the 1-, 5- or 10-year period
 (or fractional portion thereof),
assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetica l investment at the end of the measuring period.

The total returns below show what an investment in the fund would have earned over a specified period
of time (one, five or ten
years or since inception) without assuming the payment of the maximum sales load when the investment
was first made and that
all distributions and dividends by the fund were invested on the reinvestment dates during the
period, less all recurring fees.
The following chart reflects the financial performance of the funds through the one, five and ten
year periods ended August 31,
1999 and since inception:

Total Returns





Class



1 Year
5
Year
Average
Annual

5
Year
Cumulative
Since
Inceptio
n
Average
Annual

Since
Inception
Cumulative
Inception: 5/12/83
  A*
104.42%
25.86%
215.87%
16.96%
1100%
Inception: 11/6/92
B
102.78
24.86
203.51
22.12
290.77
Inception: 5/13/93
L
102.87
24.92
204.26
23.6
280.25
Inception: 10/12/95**
Y
105.15
N/A
N/A
26.89
134.91
Inception: 11/6/92
Z
105.20
26.31
221.54
23.51
322.14
*	The ten year average annual return was 18.33% and the ten
 year cumulative total return was
438.06% for Class A
shares.

**	Performance begins January 30, 1996
 since all Class Y shares were redeemed during November 1995 and new shares were not purchased until January 30, 1996.

The total returns below show what an investment in the fund would have earned over a specified period
of time (one, five or ten
years or since inception) assuming the payment of the
 maximum sales load when the investment was first made and that all distributions and dividends by the fund were invested on the reinvestment dates during the period, less all recurring fees.
The average annual total return is derived from
 this total return, which provides the ending redeemable value. The following chart reflects the financial performance of the funds through the one, five and ten year periods ended August 31, 1999 and since inception:

Total Returns





Class



1 Year
5
Year
Average
Annual

5
Year
Cumulative
Since
Inception
Average
Annual

Since
Inception
Cumulative
Inception:
5/12/83
  A*
94.19%
24.58%
200.06%
16.58%
1040%
Inception:
11/6/92
B
97.78
24.78
202.51
22.12
290.77
Inception:
5/13/93
L
99.81
24.67
201.18
23.41
276.51
Inception:
1/31/96
Y**
105.15
N/A
N/A
26.89
134.91
Inception:
11/6/92
Z**
105.20
26.31
221.54
23.51
322.14
*	The ten year average annual return was 17.72% and the
 ten year cumulative total return was
411.24% for Class A
shares.

**	Class Y shares and Class Z shares do not incur sales charges nor CDSC.

It is important to note that the yield and total return formulas set forth above are based on
historical earnings and are not
intended to indicate future performance.  A class' performance will vary from time to time depending
upon market conditions,
the composition of the Fund's investment portfolio and operating expenses and the expenses
exclusively attributable to the
class.  Consequently, any given performance quotation should not be considered representative of the
class' performance for any
specified period in the future.  Because performance will vary,

 it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a
fixed yield for a stated period of time.
Investors comparing the class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.


Performance will vary from time to time depending upon
 market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class.
Consequently, any given performance
quotation should not be
considered representative of the Class' performance for any specified period in the future. Because the performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuation in interest rates and the expenses of the fund.

TAXES tc "TAXES"

The following is a summary of certain federal income tax considerations that may affect the fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisers as to the tax consequences of an investment in the fund.

The fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the fund will not be liable for federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders.
Although the fund expects to be relieved of all or substantially all federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the fund's income which is treated as earned in any such state or locality could be subject to state and local taxes. Any such taxes paid by the fund would reduce the amount of income and gains available for distribution to shareholders. All net investment income and net capital gains earned by the fund will be reinvested automatically in additional shares of the same
Class of the fund at net asset value, unless the shareholder elects to receive dividends and distributions in cash.

Gains or losses on the sales of securities by the fund generally will be long-term capital gains or losses if the fund has held the securities for more than one year. Gains or losses on the sales of securities held for not more than one year generally will be short-term capital gains or losses. If the fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

Dividends of net investment income and distributions of net realized short-term capital gains will be taxable to shareholders as ordinary income for federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the fund from domestic corporations for the taxable year.
The federal dividends-received
deduction for corporate
shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt financed or are deemed to have been held for less than 46 days.

Foreign countries may impose withholding and other taxes on dividends and interest paid to the fund with respect to investments in foreign securities. However, certain foreign countries have entered into tax conventions with the
United States to reduce or
eliminate such taxes.

Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.

If a shareholder (a) incurs a sales charge in acquiring shares of the fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right
(i.e., exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholder's tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Investors considering buying shares of the fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of fund shares. An individual's taxpayer identification number is his or her social security number.
The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

The foregoing is only a summary of certain tax considerations generally affecting the fund and its shareholders and is not intended as a substitute for careful tax planning.
Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

ADDITIONAL INFORMATION  TC "ADDITIONAL INFORMATION" \f C \l "1"

The fund was incorporated in the State of Maryland on May 12, 1983 and is registered with the SEC as a diversified, open-end management investment company.

The fund offers shares of common stock currently classified into five Classes, A, B, L, Y and Z.
Each Class represents an
identical pro rata interest in the Fund's investment portfolio.
As a result, the Classes have the
same rights privileges and
preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the distribution and/or service fees borne by each Class pursuant to a plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"); (d)
the expenses allocable to
each Class; (e) voting rights on matters exclusively affecting a single class; (f) the exchange privileges of each Class; and
(g) the conversion feature of shares of Class B. The fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes.
The Directors, on an ongoing
basis, will consider
whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings.
There normally will be no meeting of
shareholders for the purpose of
electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act.
When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one or more of the Classes.

The fund sends its shareholders a semi-annual report and an audited annual report, which include
listings of the investment
securities held by the fund at the end of the reporting period.

The fund was incorporated on May 12, 1983 under the name
Shearson Aggressive Growth Fund Inc.  On May
20, 1988, November 6,
1992, July 30, 1993 and October 14, 1994, the fund changed its name to Shearson Lehman Aggressive
Growth Fund Inc., Shearson
Lehman Brothers Aggressive Growth Fund Inc., Smith Barney Shearson Aggressive Growth Fund Inc. and
Smith Barney Aggressive
Growth Fund Inc., respectively.

	PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania 19103, serves as the
custodian of the fund. Under the custody agreement with the fund, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-
end market value of
securities held in custody and also receives certain securities transaction charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company, located at 388 Greenwich Street, New York, NY 10013 serves as the
Transfer Agent and
shareholder services agent of the fund. PFPC Global Fund Services, located at P.O Box 9699
Providence, RI 02940-9699 serves as
the fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.

FINANCIAL STATEMENTS tc "FINANCIAL STATEMENTS"

The Fund's financial information will be incorporated by reference to the fund's Annual Reports to Shareholders for the fiscal year ended August 31, 1999 which will be subsequently filed in a post-effective amendment to this registration.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of
Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds.
We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs.
As needs change,
investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for i nvestors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.




1


30

PART C OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the Securities and Exchange Commission (the
"SEC") on June 5, 1983 (File Nos. 284199 and 811-3762).

(a)(1)  Registrant's Articles of Incorporation dated May
12, 1983 and Articles of Amendment dated May 27, 1983,
October 3, 1983, May 20, 1988, November 5, 1992 and
July 30, 1993, respectively, are incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on October 28, 1993
("Post-Effective Amendment No. 15 to the Registration
Statement filed on October 28, 1993 ("Post-Effective
Amendment No. 15").

(a)(2)  Articles of Amendment dated October 14, 1994, Form of
Articles Supplementary and Form of Articles of
Amendment filed December 28,1995 ("Post-Effective
Amendment No. 18).

(a)(3) Articles of Amendment dated June 1, 1998 incorporated by reference to the Post-Effective
Amendment No. 21.

(b)(1) Registrant's By-Laws are incorporated by reference to the Registration Statement.

(b)(2) Amendments dated January 27, 1987, October 22, 1987 and October 20, 1988 to By-Laws are incorporated by reference to Post-Effective Amendment No. 9.

(c) Registrant's form of stock certificates for Class A, Class B, Class C and Class Y shares are incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed on October 23, 1992
("Post-Effective Amendment No. 14"). to the
Registration Statement.

(d) Investment Advisory Agreement between the Registrant and Smith Barney Asset Management Division of Smith
Barney Advisers, Inc. is incorporated by reference to Post-Effective Amendment No. 15.

(e)(1)  Distribution Agreement between the Registrant and
Smith Barney Inc. is incorporated by reference to the Post-Effective Amendment No. 15.

(e)(2) form of Distribution Agreement between the Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 21.

(e) (3) form of Broker Dealer Contract between the
Registrant and CFBDS, Inc. is incorporated by reference to the Post-Effective Amendment No. 22.

(f)	Not Applicable.

(g)	Custodian Agreement between the Registrant and PNC
Bank, National Association ("PNC Bank") is incorporated by reference to Pre-Effective Amendment
No. 1.

(h) (1) Transfer Agency Agreement dated August 2, 1993, between the Registrant and First Data Investors
Services Group, Inc., is incorporated by reference to Post-Effective Amendment No. 16, filed on January 1,
1994 ("Post-Effective Amendment No. 16").

(h)(2) Administration Agreement dated April 21, 1994, between the Registrant and Smith Barney Advisers, Inc.
is incorporated by reference to Post-Effective Amendment No. 20.

(i) Opinion of Robert A. Vegliante Assistant Secretary of the Fund filed with the Registrants Rule 24F-2 Notice is incorporated by reference.

(j)  Auditors' Consent filed herewith

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson
Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(m)(1)  Amended Services and Distribution Plans pursuant to
Rule 12b-1 between the Registrant and Smith Barney
Inc. ("Smith Barney") filed on December 28, 1995
(Post-Effective Amendment No. 18).

(m)(2) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 between the Registrant is incorporated by reference to Post-Effective
 Amendment No. 21.


(n) Financial Data Schedule filed herewith

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No. 21.

Item 24.

None.

Item 25.  Indemnification

Under the Registrant's corporate charter and Maryland law, directors and officers of the Registrant are not liable to the Registrant or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Registrant's corporate charter requires that it indemnify its directors and officers against liabilities unless it is proved that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These Indemnification provisions are subject to the limitation under the Investment Company Act of 1940, as amended, that no director or officer may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC ("SSB Citi") formerly known as SSBC Fund Management Inc. ("SSBC")

SSBC was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999, SSBC was converted into a Delaware Limited Liability Company.
SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings") (formerly known as Smith Barney Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers Act
(SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Investment Funds Inc.
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds:
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 29 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records.

(1)	Smith Barney Aggressive Growth Fund Inc.
388 Greenwich Street
New York, New York 10013

(2)	SSB Citi Management LLC.
388 Greenwich Street
New York, New York 10013

(3)	PNC Bank, National Association
17th and Chestnut Streets
Philadelphia, PA, 19103

(4)	PFPC Global Services
	P.O. Box 9699
	Providence RI 02940-9699

(5)	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29.  Management Services.

Not Applicable.


Item 30.  Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY AGGRESSIVE GROWTH FUND INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 20th day of December, 1999.

		SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
		By: /s/ Heath B. McLendon
		Heath B. McLendon
		Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title				Date

/s/ Heath B. McLendon*	Chairman of the Board	12/20/99
Heath B. McLendon	(Chief Executive Officer)

/s/ Lewis E. Daidone*	Senior Vice President
and Treasurer		10/20/99
Lewis E. Daidone	(Chief Financial and Accounting Officer)

/s/ Paul R. Ades*		Director			12/20/99
Paul R. Ades

/s/ Herbert Barg*		Director			12/20/99
Herbert Barg

/s/ Dwight B. Crane*	Director			12/20/99
Dwight B. Crane

/s/ Frank Hubbard*	Director			12/20/99
Frank Hubbard

/s/ Ken Miller*		Director			12/20/99
Ken Miller

/s/ Jerome Miller**	Director			12/20/99
Jerome Miller

*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated September 8, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS

Exhibit No.		Description of Exhibits

(j) 			Auditors' Consent

(n)			Financial Data Schedule

Cover